Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 158,927	$ (241,618)	$ (609,789)	$ (181,519)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expenses	38,182	42,341	56,448	54,524
Bad debt expense		431,367	431,367
Gain from disposal of vehicle	(16,847)
Changes in operating assets and liabilities:
Accounts receivable	47,851	(256,344)	(148,414)	(10,258)
Other receivable				(3,430)
Prepaid expenses		(34,618)	34,618	(34,618)
Accounts payable	(154,478)	84,739	158,322	199,431
Accounts payable - related parties	28,459	16,980	14,295	25,954
Deferred revenue	1,000,000
Accrued liabilities	354,805	(49,244)	85,968	49,334
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,361,197	62,839	22,815	99,418
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(5,360)	(6,963)	(7,453)	(210,804)
Proceeds from disposal of vehicle	24,284
NET CASH USED IN INVESTING ACTIVITIES	18,924	(6,963)	(7,453)	(210,804)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of member units		4,070	4,070	30,000
Repayments of line of credit				(149,625)
Proceeds from notes payable				290,973
Repayments of notes payable	(106,094)	(78,803)	(93,530)	(28,479)
Proceeds from notes payable - related parties			50,602	39,687
Repayments of notes payable - related parties	(51,663)	(22,586)	(35,421)	(71,170)
Proceeds from convertible notes payable	40,100		70,000
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(117,657)	(52,147)	(4,279)	111,386
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,262,464	3,729	11,083
CASH AND CASH EQUIVALENTS:
Beginning of period	11,133	50	50	50
End of period	1,273,597	3,779	11,133	50
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	2,079	9,088	24,985	9,096
Supplemental disclosures of non-cash investing and financing activities:
Debt discount due to member units issued with convertible notes	$ 3,000